STOCKHOLDERS' EQUITY (Schedule of Common Stock Issued for Services) (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008	Jun. 30, 2007	Jun. 30, 2006	Jun. 30, 2005
Stock issued for services, shares	1,573,333	5,603,501	2,625,000	0	0	0	0	0
Fair value of shares issued	$ 135,200	$ 1,697,567	$ 811,050	$ 0	$ 0	$ 0	$ 0	$ 0
Amount allocated to common stock par value	1,574	5,603	2,625	0	0	0	0	0
Amount allocated to paid-in capital	$ 133,626	$ 1,691,694	$ 808,425	$ 0	$ 0	$ 0	$ 0	$ 0
Per share price range			$ 0.25	$ 0.0	$ 0.019	$ 0.0	$ 0.0011	$ 0.0001
Maximum [Member]
Per share price range	$ 0.21	$ 0.27	$ 0.93
Minimum [Member]
Per share price range	$ 0.05	$ 0.05	$ 0.0003